Expense Example	Apr. 21, 2026 USD ($)
DF Dividend VIT Fund | DF Dividend VIT Fund Class 1 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,396
Expense Example, with Redemption, 10 Years	3,043
DF Dividend VIT Fund | DF Dividend VIT Fund Class 2 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,541
Expense Example, with Redemption, 10 Years	3,300
DF Momentum VIT Fund | DF Momentum VIT Fund Class 1 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
DF Momentum VIT Fund | DF Momentum VIT Fund Class 2 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	$ 2,127